Nature of operations and reorganization - Financial Position and Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Balance Sheet information of the Group
Cash and cash equivalents	¥ 344,569		¥ 346,539	¥ 444,933	$ 48,532	$ 48,809	¥ 549,979
Accounts receivable, net	161,821		189,665		22,792
Amount due from related parties	155		153		22
Prepayments and other current assets	40,209		46,537		5,663
Property and equipment, net	11,747		12,578		1,655
Intangible assets, net	17,162		18,339		2,417
Restricted cash and time deposits-non-current	2,804		9,180
Other non-current assets	10,984		10,758		1,547
Total assets	931,801		962,262		131,242
Accounts payable	106,461		96,729		14,995
Advances from customers	46,142		46,920		6,499
Amount due to related parties	10,623		13,534		1,496
Accrued expenses and other current liabilities	89,541		88,871		12,612
Deferred tax liabilities	3,405		3,644		480
Other non-current liabilities	11,683		13,096		1,646
Total liabilities	514,371		525,937		72,449
Revenues:
Total revenues	1,069,413	$ 150,623	989,675	805,047
Others	18,598	2,619	20,578	58,020
Income/(loss) before income tax	(27,074)	(3,815)	(135,169)	(204,676)
Income tax benefits	28	4	918	582
Net income/ (loss)	(26,772)	(3,772)	(124,307)	(199,785)
Revenues are eliminated through the consolidation	1,069,413	150,623	989,675	805,047
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	4,266	599	(154,595)	(294,588)
Net cash (used in)/provided by investing activities	568	80	(39,926)	36,509
Net cash provided by financing activities	(17,236)	(2,427)	63,069	23,380
Net decrease in cash and cash equivalents and restricted cash	(8,346)	(1,175)	(98,187)	(245,279)
Cash and cash equivalents and restricted cash at beginning of the year	355,719	50,102	453,906	699,185
Cash and cash equivalents and restricted cash at end of the year	347,373	48,927	355,719	453,906
VIEs
Balance Sheet information of the Group
Cash and cash equivalents	30,274		33,541		4,264
Accounts receivable, net	52,863		44,411		7,446
Prepayments and other current assets	13,235		11,388		1,864
Property and equipment, net	9,345		10,028		1,316
Intangible assets, net	12,633		13,785		1,779
Restricted cash and time deposits-non-current	8,804		5,000		1,240
Other non-current assets	1,684		3,962		237
Total assets	166,490		156,713		23,449
Accounts payable	22,255		19,436		3,135
Advances from customers	1,598		1,565		225
Tax payable	7,928		8,470		1,117
Accrued expenses and other current liabilities	8,224		6,144		1,158
Deferred tax liabilities	3,196		3,429		450
Other non-current liabilities	132		780		19
Total liabilities	171,225		171,326		24,117
Revenues:
Total revenues	465,018	65,496	445,518	412,155
Total costs and expenses	(455,692)	(64,183)	(477,060)	(476,237)
Others	204	29	5,172	1,303
Income/(loss) before income tax	9,530	1,342	(26,370)	(62,779)
Income tax benefits	232	33	286	285
Net income/ (loss)	9,762	1,375	(26,084)	(62,494)
Revenues are eliminated through the consolidation	465,018	65,496	445,518	412,155
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	537	76	17,576	(25,901)
Net cash (used in)/provided by investing activities	(1,000)	(141)	(474)	10,544
Net cash provided by financing activities				1,000
Purchase of restricted time deposits	(1,000)	(141)
Cash outflow from deconsolidation of subsidiaries, net of cash disposed			(474)
Net decrease in cash and cash equivalents and restricted cash	(463)	(65)	17,102	(14,357)
Cash and cash equivalents and restricted cash at beginning of the year	33,541	4,724	16,439	30,796
Cash and cash equivalents and restricted cash at end of the year	33,078	4,659	33,541	16,439
VIEs | Third-party
Revenues:
Total revenues	240,099	33,817	182,582	145,538
Total costs and expenses	(422,502)	(59,508)	(448,782)	(442,995)
Revenues are eliminated through the consolidation	240,099	33,817	182,582	145,538
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(313,965)	(44,221)	(425,389)	(456,230)
Net cash (used in)/provided by investing activities				10,544
VIEs | Related Party | Related party other than the subsidiaries of the Group
Balance Sheet information of the Group
Amount due from related parties	30,757		27,703		4,332
Amount due to related parties			706
VIEs | Related Party | Subsidiaries of the Group
Balance Sheet information of the Group
Amount due from related parties	6,895		6,895		971
Amount due to related parties	127,892		130,796		$ 18,013
VIEs | Inter-company
Revenues:
Total revenues	224,919	31,679	262,936	266,617
Total costs and expenses	(33,190)	(4,675)	(28,278)	(33,242)
Revenues are eliminated through the consolidation	224,919	31,679	262,936	266,617
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	¥ 314,502	$ 44,297	¥ 442,965	430,329
Net cash provided by financing activities				¥ 1,000